Critical Accounting Judgments and Key Sources Used for Estimating Uncertain - Additional Information (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in goodwill [abstract]
Goodwill	$ 39,347,434	$ 39,347,434
Goodwill impairment loss	$ 0	$ 0